Form 5500, Schedule H, Part IV, Line 4(i) - Schedule of Assets (Held at End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	81-4467492
Plan number	001
Current Value	$ 331,498,851
Participant Loans, Current Value	4,430,317
Investment and Participant Loans, Current Value	$ 335,929,168
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant Loans, Interest Rate	3.50%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant Loans, Interest Rate	10.50%
Investment, Identifier [Axis]: BlackRock - Registered Investment Company BlackRock Md-Cp Gr Eq K Fd
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BlackRock [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Company BlackRock Md-Cp Gr Eq K Fd [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 6,715,048
Investment, Identifier [Axis]: Dimensional Fund Advisors - Registered Investment Company DFA EMERG MKT CORE EQTY 2 I FD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Dimensional Fund Advisors [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Company DFA EMERG MKT CORE EQTY 2 I FD [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 11,884,919
Investment, Identifier [Axis]: Fidelity Investments - Registered Investment Company Fidelity 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Investments [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Company Fidelity 500 Index Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 46,248,440
Investment, Identifier [Axis]: Goldman Sachs - Registered Investment Company Goldman Sch Sm Cp Vl Ins R6 Fd
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Goldman Sachs [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Company Goldman Sch Sm Cp Vl Ins R6 Fd [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 6,258,795
Investment, Identifier [Axis]: MFS Investment Management - Registered Investment Company MFS Mid Cap Value R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFS Investment Management [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Company MFS Mid Cap Value R6 Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 5,980,898
Investment, Identifier [Axis]: Newmark Group, Inc. - Employer Security Newmark Group, Inc. Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Newmark Group, Inc. [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Employer Security Newmark Group, Inc. Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 10,853,909
Investment, Identifier [Axis]: Principal Funds Inc - Registered Investment Company PRINCIPAL GOV MONEY MKT R6 FD
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Funds Inc [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Company PRINCIPAL GOV MONEY MKT R6 FD [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 45,254,470
Investment, Identifier [Axis]: Principal Global Investors Trust Company - Common/Collective Trust PRIN LIFETIME HYB 2070 CIT Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Company [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust PRIN LIFETIME HYB 2070 CIT Z [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 101,923
Investment, Identifier [Axis]: Principal Global Investors Trust Company - Common/Collective Trust PRIN LIFETIME HYBR 2015 CIT Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Company [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust PRIN LIFETIME HYBR 2015 CIT Z [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 283
Investment, Identifier [Axis]: Principal Global Investors Trust Company - Common/Collective Trust PRIN LIFETIME HYBR 2020 CIT Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Company [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust PRIN LIFETIME HYBR 2020 CIT Z [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 11,275
Investment, Identifier [Axis]: Principal Global Investors Trust Company - Common/Collective Trust PRIN LIFETIME HYBR 2025 CIT Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Company [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust PRIN LIFETIME HYBR 2025 CIT Z [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 162,307
Investment, Identifier [Axis]: Principal Global Investors Trust Company - Common/Collective Trust PRIN LIFETIME HYBR 2030 CIT Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Company [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust PRIN LIFETIME HYBR 2030 CIT Z [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 441,119
Investment, Identifier [Axis]: Principal Global Investors Trust Company - Common/Collective Trust PRIN LIFETIME HYBR 2035 CIT Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Company [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust PRIN LIFETIME HYBR 2035 CIT Z [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 380,496
Investment, Identifier [Axis]: Principal Global Investors Trust Company - Common/Collective Trust PRIN LIFETIME HYBR 2040 CIT Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Company [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust PRIN LIFETIME HYBR 2040 CIT Z [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 149,187
Investment, Identifier [Axis]: Principal Global Investors Trust Company - Common/Collective Trust PRIN LIFETIME HYBR 2045 CIT Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Company [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust PRIN LIFETIME HYBR 2045 CIT Z [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 505,691
Investment, Identifier [Axis]: Principal Global Investors Trust Company - Common/Collective Trust PRIN LIFETIME HYBR 2050 CIT Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Company [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust PRIN LIFETIME HYBR 2050 CIT Z [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 648,895
Investment, Identifier [Axis]: Principal Global Investors Trust Company - Common/Collective Trust PRIN LIFETIME HYBR 2055 CIT Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Company [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust PRIN LIFETIME HYBR 2055 CIT Z [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 556,794
Investment, Identifier [Axis]: Principal Global Investors Trust Company - Common/Collective Trust PRIN LIFETIME HYBR 2060 CIT Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Company [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust PRIN LIFETIME HYBR 2060 CIT Z [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 353,332
Investment, Identifier [Axis]: Principal Global Investors Trust Company - Common/Collective Trust PRIN LIFETIME HYBR 2065 CIT Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Company [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust PRIN LIFETIME HYBR 2065 CIT Z [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 59,154
Investment, Identifier [Axis]: Principal Global Investors Trust Company - Common/Collective Trust PRIN LIFETIME HYBR INC CIT Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Global Investors Trust Company [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common/Collective Trust PRIN LIFETIME HYBR INC CIT Z [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 24,905
Investment, Identifier [Axis]: Principal Life Insurance Company - Insurance Company General Principal Guaranteed Option
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Life Insurance Company [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Insurance Company General Principal Guaranteed Option [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 38,652,083
Investment, Identifier [Axis]: Principal Life Insurance Company - Pooled Separate Accounts Prin Blue Chip SA-Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Life Insurance Company [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled Separate Accounts Prin Blue Chip SA-Z [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 30,406,944
Investment, Identifier [Axis]: Principal Life Insurance Company - Pooled Separate Accounts Prin Core Plus Bond Sep Acct-Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Life Insurance Company [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled Separate Accounts Prin Core Plus Bond Sep Acct-Z [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 18,022,670
Investment, Identifier [Axis]: Principal Life Insurance Company - Pooled Separate Accounts Prin Diversified Intl SA-Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Life Insurance Company [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled Separate Accounts Prin Diversified Intl SA-Z [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 11,082,480
Investment, Identifier [Axis]: Principal Life Insurance Company - Pooled Separate Accounts Prin Equity Income SA-Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Life Insurance Company [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled Separate Accounts Prin Equity Income SA-Z [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 24,743,393
Investment, Identifier [Axis]: Principal Life Insurance Company - Pooled Separate Accounts Prin Real Estate Secs SA-Z
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Principal Life Insurance Company [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled Separate Accounts Prin Real Estate Secs SA-Z [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 1,547,691
Investment, Identifier [Axis]: Putnam Investments - Registered Investment Company PUTNAM SM CAP GROWTH R6 FUND
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Putnam Investments [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Company PUTNAM SM CAP GROWTH R6 FUND [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 5,267,077
Investment, Identifier [Axis]: Vanguard Group - Registered Investment Company Vanguard Intl Growth Adm Fd
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Company Vanguard Intl Growth Adm Fd [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 3,261,750
Investment, Identifier [Axis]: Vanguard Group - Registered Investment Company Vanguard Mid Cap Index Adm Fd
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Company Vanguard Mid Cap Index Adm Fd [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 9,026,907
Investment, Identifier [Axis]: Vanguard Group - Registered Investment Company Vanguard Sm Cap Index Adm Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Vanguard Group - Registered Investment Company Vanguard Sm Cap Index Adm Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 8,789,969
Investment, Identifier [Axis]: Vanguard Group - Registered Investment Company Vanguard Ttl Bd Mkt Idx Inst
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Company Vanguard Ttl Bd Mkt Idx Inst [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 19,355,968
Investment, Identifier [Axis]: Vanguard Group - Registered Investment Company Vgd LT Inv-Grade Bond Adm Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Company Vgd LT Inv-Grade Bond Adm Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 9,887,213
Investment, Identifier [Axis]: Vanguard Group - Registered Investment Company Vgd Ttl Intl Stk Idx Inst Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Group [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Registered Investment Company Vgd Ttl Intl Stk Idx Inst Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Current Value	$ 14,862,866